Income Taxes - Additional Information (Details) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Sep. 30, 2021 item	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Operating Loss Carryforwards [Line Items]
Taxes incurred	$ (147)		$ (1,682)	$ (525)	$ (9,027)	$ (11,786)	$ (3,308)	$ 417
Tax rate differential(state and foreign)						5.00%	1.30%	(0.50%)
Number of businesses acquired | item		4		1		4
Deferred tax liabilities			2,700			$ 12,200
Income tax benefit (expense)	147		$ 1,682	$ 525	$ 9,027	11,786	$ 3,308	$ (417)
Cumulative tax loss carryforwards						28,200
Deferred tax benefit						371	241	176
Increase of valuation allowance						28,240	16,457	14,807
Potential deferred tax assets						300
Uncertain tax positions	$ 0			0		256	0	0	$ 0
Uncertain tax positions, accrued interest and penalties						0	0	0
Inland Revenue Malaysia
Operating Loss Carryforwards [Line Items]
Taxes incurred							3,300
Income tax benefit (expense)							(3,300)
Deferred tax liabilities related to land-use rights								8,200
Benefit from amortization							3,100
Cumulative tax loss carryforwards								200
Deferred tax benefit						400
Tax loss carryforwards, subject to expiration						$ 9,100
State Administration of Taxation, China
Operating Loss Carryforwards [Line Items]
Tax rate differential(state and foreign)						25.00%
Acquisitions In 2021
Operating Loss Carryforwards [Line Items]
Taxes incurred						$ (10,100)
Income tax benefit (expense)						10,100
Timios | Selling, general and administrative expenses
Operating Loss Carryforwards [Line Items]
Taxes incurred						100
Income tax benefit (expense)						(100)
United States - Federal
Operating Loss Carryforwards [Line Items]
Cumulative tax loss carryforwards						191,400	99,300	83,100
Deferred tax benefit						0	0	0
United States - Federal | Inland Revenue Malaysia
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards, subject to expiration						3,400
PRC/Hong Kong/Singapore/Malaysia
Operating Loss Carryforwards [Line Items]
Taxes incurred				(200)
Income tax benefit (expense)				$ 200
Cumulative tax loss carryforwards						26,900	24,000	28,300
Deferred tax benefit						371	$ 241	$ 176
PRC/Hong Kong/Singapore/Malaysia | Inland Revenue Malaysia
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards, subject to expiration						3,300
PRC/Hong Kong/Singapore/Malaysia | State Administration of Taxation, China
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards, subject to expiration						$ 23,000